LVIP Franklin Templeton Value Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–9.54%
INVESTMENT COMPANY–9.54%
Equity Fund–9.54%
*Franklin Templeton Variable Insurance Products Trust– Franklin Growth & Income VIP Fund	1,953,471	$ 31,411,816
Total Affiliated Investment (Cost $28,934,270)		31,411,816
UNAFFILIATED INVESTMENTS–90.37%
INVESTMENT COMPANIES–90.37%
Equity Funds–85.57%
*Franklin Templeton Variable Insurance Products Trust-
Franklin Income VIP Fund	5,826,435	92,989,907
Franklin Rising Dividends VIP Fund	1,168,115	30,861,605
Mutual Shares VIP Fund	7,753,257	157,778,771
		281,630,283
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	15,796,390	$ 15,796,390
		15,796,390
Total Unaffiliated Investments (Cost $280,209,484)		297,426,673

TOTAL INVESTMENTS–99.91% (Cost $309,143,754)	328,838,489
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	302,733
NET ASSETS APPLICABLE TO 30,717,443 SHARES OUTSTANDING–100.00%	$329,141,222

* Class I shares.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
7	British Pound	$539,525	$541,187	12/16/19	$—	$(1,662)
7	Euro	959,219	969,967	12/16/19	—	(10,748)
6	Japanese Yen	697,350	700,406	12/16/19	—	(3,056)
					—	(15,466)
Equity Contracts:
49	E-mini S&P 500 Index	7,297,325	7,384,289	12/20/19	—	(86,964)
9	E-mini S&P MidCap 400 Index	1,744,200	1,772,567	12/20/19	—	(28,367)
28	Euro STOXX 50 Index	1,084,936	1,072,320	12/20/19	12,616	—
6	FTSE 100 Index	544,703	539,499	12/20/19	5,204	—
3	Nikkei 225 Index (OSE)	603,746	586,890	12/12/19	16,856	—
					34,676	(115,331)
Total Futures Contracts					$34,676	$(130,797)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily series of The Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$31,411,816	$—	$—	$31,411,816
Unaffiliated Investment Companies	297,426,673	—	—	297,426,673
Total Investments	$328,838,489	$—	$—	$328,838,489
Derivatives:
Assets:
Futures Contracts	$34,676	$—	$—	$34,676
Liabilities:
Futures Contracts	$(130,797)	$—	$—	$(130,797)
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Franklin Templeton Value Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-9.54%@
Equity Fund-9.54%@
*Franklin Templeton Variable Insurance Products Trust - Franklin Growth & Income VIP Fund	$28,083,676	$3,369,824	$2,611,833	$68,004	$2,502,145	$31,411,816	1,953,471	$2,378,612	$1,618,607

@ As a percentage of Net Assets as of September 30, 2019.
* Class I shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
5. Subsequent Events
On June 5, 2019, the Board of Trustees of the Fund approved a proposal to reorganization of the Fund with and into the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract owners. More information about the Acquiring Fund and the definitive terms of the proposed merger will be included in proxy materials.
The merger is subject to certain conditions, including approval by shareholders of the Fund. It is expected that the merger will be completed by or around November 15, 2019.
LVIP Franklin Templeton Value Managed Volatility Fund–4